PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 34,951,043	$ 34,442,475
Less accumulated depreciation	(17,091,930)	(16,026,498)
Total	17,859,113	18,415,977
Depreciation expense on premises and equipment	1,975,944	1,988,670	2,009,616
Rent expense under operating leases
Rent expense paid	1,400,000	1,000,000	849,000
Future minimum rental commitments under non-cancelable leases
Due in year ending September 30, 2014	1,342,719
Due in year ending September 30, 2015	1,390,844
Due in year ending September 30, 2016	1,099,365
Due in year ending September 30, 2017	963,265
Due in year ending September 30, 2018	625,569
Thereafter	1,049,717
Total	6,471,479
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	5,578,914	5,578,914
Office buildings and improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	16,194,896	16,120,660
Furniture and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 13,177,233	$ 12,742,901